Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

8.  INVENTORIES

Inventories consist of:

	2011	2010

Raw materials and supplies	$800	$724
Work-in-process	229	202
Finished goods	253	226
Tooling and engineering	763	670

	$2,045	$1,822

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.